ACQUISITIONS - Acquisition of Verdeca and other intangibles assets (Details) - Verdeca and other intangibles assets	Nov. 12, 2020 USD ($) item	Apr. 22, 2022 USD ($)
Disclosure of detailed information about business combination
Percentage of less gluten in wheat varieties	65.00%
Number of times the dietary fiber content of conventional wheat flours | item	10
Cash	$ 5,000,000
Consideration in equity	$ 15,000,000
Shares issued in exchange for the acquisition of assets	1,875,000
HB4 Soy Technology
Disclosure of detailed information about business combination
Amount to be paid for obtaining Chinese import clearance for HB4 Soy or achieving penetration of this technology in a minimum number of planted hectares	$ 2,000,000
Consideration for acquisition	$ 1,000,000
Percentage of royalty payments	6.00%
Maximum royalty payments	$ 10,000,000
Payment of initial instalment for contingent payment		$ 500,000
Net wheat technology
Disclosure of detailed information about business combination
Percentage of royalty payments	25.00%